GOF P-12

                      SUPPLEMENT DATED DECEMBER 15, 2004
       TO THE CURRENTLY EFFECTIVE PROSPECTUS OF EACH OF THE LISTED FUNDS

                 FRANKLIN CALIFORNIA TAX-FREE INCOME FUND, INC.

                         FRANKLIN CAPITAL GROWTH FUND

                         FRANKLIN CUSTODIAN FUNDS, INC.
                             Franklin DynaTech Fund
                             Franklin Growth Fund
                             Franklin Income Fund
                    Franklin U.S. Government Securities Fund
                             Franklin Utilities Fund

                     FRANKLIN FEDERAL TAX-FREE INCOME FUND

                     FRANKLIN GOLD & PRECIOUS METALS FUND

                          FRANKLIN HIGH INCOME TRUST
                        Franklin's AGE High Income Fund

                      FRANKLIN INVESTORS SECURITIES TRUST
                          Franklin Equity Income Fund
                   Franklin Floating Rate Daily Access Fund
                          Franklin Total Return Fund

                            FRANKLIN MANAGED TRUST
                        Franklin Rising Dividends Fund

                      FRANKLIN MUNICIPAL SECURITIES TRUST
                 Franklin California High Yield Municipal Fund

                        FRANKLIN MUTUAL SERIES FUND INC.
                               Mutual Beacon Fund
                             Mutual Discovery Fund
                             Mutual European Fund
                        Mutual Financial Services Fund
                             Mutual Qualified Fund
                              Mutual Shares Fund

                         FRANKLIN MUTUAL RECOVERY FUND

                    FRANKLIN NEW YORK TAX-FREE INCOME FUND

                     FRANKLIN REAL ESTATE SECURITIES TRUST
                     Franklin Real Estate Securities Fund

                           FRANKLIN STRATEGIC SERIES
                        Franklin Aggressive Growth Fund
                            Franklin Blue Chip Fund
                         Franklin Flex Cap Growth Fund
                      Franklin Global Communications Fund
                       Franklin Global Health Care Fund
                       Franklin Small-Mid Cap Growth Fund
                        Franklin Small Cap Growth Fund II
                        Franklin Strategic Income Fund
                           Franklin Technology Fund

                            FRANKLIN TAX-FREE TRUST
                      Franklin Arizona Tax-Free Income Fund
                      Franklin Florida Tax-Free Income Fund
                    Franklin High Yield Tax-Free Income Fund
                      Franklin Insured Tax-Free Income Fund
                 Franklin Michigan Insured Tax-Free Income Fund
                    Franklin New Jersey Tax-Free Income Fund
                   Franklin Ohio Insured Tax-Free Income Fund
                   Franklin Pennsylvania Tax-Free Income Fund

                    FRANKLIN TEMPLETON FUND ALLOCATOR SERIES
                  Franklin Templeton Conservative Target Fund
                 Franklin Templeton Corefolio Allocation Fund
                Franklin Templeton Founding Funds Allocation Fund
                     Franklin Templeton Growth Target Fund
                    Franklin Templeton Moderate Target Fund

                    FRANKLIN TEMPLETON INTERNATIONAL TRUST
                   Templeton Foreign Smaller Companies Fund
                       Templeton Global Long-Short Fund

                      FRANKLIN TEMPLETON MONEY FUND TRUST
                         Franklin Templeton Money Fund

                        FRANKLIN VALUE INVESTORS TRUST
                    Franklin Balance Sheet Investment Fund
                         Franklin Large Cap Value Fund
                         Franklin MicroCap Value Fund
                         Franklin Small Cap Value Fund

                          TEMPLETON CHINA WORLD FUND

                      TEMPLETON DEVELOPING MARKETS TRUST

                             TEMPLETON FUNDS, INC.
                            Templeton Foreign Fund
                             Templeton World Fund

                     TEMPLETON GLOBAL OPPORTUNITIES TRUST

                    TEMPLETON GLOBAL SMALLER COMPANIES FUND

                           TEMPLETON GROWTH FUND, INC.

The prospectus is amended as follows:

The Boards of Directors/Trustees of all of the above-referenced funds have approved the termination of offering Class B shares (and Class B1 shares in the case of the Franklin Income Fund series of Franklin Custodian Funds, Inc.). The termination of the offering of Class B shares is effective March 1, 2005, which supersedes the previously announced effective date of January 14, 2005. Existing shareholders of Class B shares (and Class B1 shares) may continue as Class B shareholders, continue to reinvest dividends into Class B shares (and Class B1 shares) and exchange their Class B shares for Class B shares of other Franklin Templeton funds as permitted by the current exchange privileges. New or additional investments into Class B (or Class B1) will not be permitted after February 28, 2005. For Class B (or Class B1) shares outstanding on February 28, 2005 and Class B (or Class B1) shares acquired upon reinvestment of dividends, all Class B (or Class B1) share attributes, including the associated Rule 12b-1 fee, contingent deferred sales charge and conversion features, will continue.


               Please keep this supplement for future reference.